14. Financial assets and liabilities (Details 8) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets, carrying amount	$ 7,688,639	$ 7,595,428
Financial assets, fair value	7,688,639	7,595,428
Financial liabilities, carrying amount	4,792,929	3,625,683
Financial liabilities, fair value	4,792,929	3,625,683
Other loans and borrowings
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities, carrying amount	1,984,333	1,293,178
Financial liabilities, fair value	1,984,333	1,293,178
Borrowings from CAMMESA
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities, carrying amount	2,808,596	2,332,505
Financial liabilities, fair value	2,808,596	2,332,505
Trade and other receivables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets, carrying amount	6,489,278	5,768,664
Financial assets, fair value	6,489,278	5,768,664
Other financial assets
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets, carrying amount	1,110,728	1,796,756
Financial assets, fair value	1,110,728	1,796,756
Cash and cash equivalents
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets, carrying amount	88,633	30,008
Financial assets, fair value	$ 88,633	$ 30,008